Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (408,604)	$ (310,755)	$ (362,697)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(350,785)	(286,907)	(323,538)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(30,889)	(27,490)	(28,925)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(26,563)	3,102	(10,334)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(367)	541	100
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(197,643)	(116,232)	(166,046)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(39,191)	(47,844)	(42,368)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (171,770)	$ (146,679)	$ (154,283)